Provisions - Additional Information (Detail) $ in Thousands, $ in Millions								12 Months Ended
	Feb. 01, 2018 USD ($)	Jan. 02, 2018 USD ($)	Dec. 28, 2015 ARS ($)	Apr. 03, 2014	Apr. 03, 2013 USD ($)	Jul. 10, 2009 USD ($)	Jun. 25, 2008 USD ($)	Dec. 31, 2017 USD ($)	Dec. 04, 2017 USD ($)	Jan. 10, 2014 USD ($)	Jan. 12, 2012 ARS ($)	Mar. 12, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)
Disclosure of provision matrix [line items]
Description of provision for litigation and contingencies								The Group has accrued pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated.
SULGAS and TGM [member]
Disclosure of provision matrix [line items]
Admissibility of deliver or pay claims														$ 28,000	$ 28,000	$ 2,400
TGN [member]
Disclosure of provision matrix [line items]
Claims benefits and payment of interest					$ 142,000
Natural gas transportation contract and payment of unpaid invoices												$ 64,000
Evidence production period lapse term				40 days
NAFISA [member]
Disclosure of provision matrix [line items]
Claim and payment of transportation charges											$ 339
CNDC [member]
Disclosure of provision matrix [line items]
Transfer amount and interest			$ 98
AESU [member]
Disclosure of provision matrix [line items]
Claimed damages in natural gas deliver or pay penalties							$ 28,100
Claimed damages in Additional natural gas deliver or pay penalties							2,700
Dismantling costs and the payment of deliver or pay penalties							1,052,000
Complaint for damages with tribunal total claiming amount										$ 815,500
Pay damages for early termination of the gas export contract													$ 185,000
TGM [member]
Disclosure of provision matrix [line items]
Increase amount of claims						$ 17,000
Additional claimed amount						$ 366,000
Complaint for damages with tribunal total claiming amount										$ 362,600
Pay damages for early termination of the gas export contract													$ 319,000
TGM [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of provision matrix [line items]
Settlement amount									$ 114,000
Installment amount									7,000
TGM [member] | Interruptible exportation transport contract [member]
Disclosure of provision matrix [line items]
Installment amount									$ 13,000
TGM [member] | Commencement of major litigation [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of provision matrix [line items]
Payment for settlement amount	$ 1,000	$ 107,000
TGM [member] | Commencement of major litigation [member] | Interruptible exportation transport contract [member]
Disclosure of provision matrix [line items]
Payment for settlement amount	$ 1,860
TGM [member] | YPF S.A. [member]
Disclosure of provision matrix [line items]
Claims benefits and payment of interest							$ 10,000
Agreement under litigation rights and claims benefits payment								$ 60,000
OPDS [member] | YPF S.A. [member]
Disclosure of provision matrix [line items]
Description of risk in environmental claims								On January 25, 2011, YPF entered into an agreement with the environmental agency of the Government of the Province of Buenos Aires (Organismo Provincial para el Desarrollo Sostenible, or "OPDS"), within the scope of the Remediation, Liability and Environmental Risk Control Program, created by Resolution No. 88/2010 of the OPDS.
Work program term								Eight-year